Other current assets -Summary of Other current assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Trade and other receivables [abstract]
Grant receivable	€ 726	€ 875
Prepaid expenses	1,821	2,389
Positive market value forward contract	9	914
Value added tax receivable	1,240	798
Other assets	1,019	787
Other current assets	€ 4,815	€ 5,763